Commitments and Contingencies	12 Months Ended
Mar. 31, 2026
Commitments and Contingencies [Abstract]
COMMITMENTS AND CONTINGENCIES
16.	COMMITMENTS AND CONTINGENCIES

Commitments

The Group had contractual payment obligations under its operating lease agreement and financing lease agreements with the landlords.

As of March 31, 2026, the future payment related to short-term lease under non-cancelable agreements was $26,331, that has not been recognized on the balance sheet.

The Group entered into certain equipment purchase agreements with four independent third-party vendors, with future payments of $2.09 million, $0.82 million, $0.22 million and $0.25 million, respectively. The payments are for the production equipment for the Serbia manufacturing plant of $2.09 million and $0.82 million and have been extended until the completion of the plant by December 2026. The $0.22 million payment relates to the procurement of equipment for the intelligent production demonstration platform and is payable upon confirmation of the acceptance of the platform, with payment expected to be made in year 2026. The remaining payment of $0.25 million for the production equipment, incurred in the ordinary course of the Group’s normal manufacturing operations, will be paid in installments according to the payment schedule and fully settled 12 months subsequent to equipment testing and final acceptance, which are expected to be completed in December 2026.

In November 2025, the Group entered into a fixed-price construction contract for the manufacturing plant located in Serbia with a total amount of $2,505,705 (EUR2,175,452.78). As of March 31, 2026, the outstanding payable under this contract are $1,597,414 (EUR1,386,874.40), payable in instalments based on construction progress. The construction project is expected to be completed and ready for operational use in December 2026.

On February 25, 2026, the Group entered into a software purchase agreement pursuant to which its indirect wholly owned subsidiary agreed to acquire certain software related to an intelligent logistics simulation system from a third-party seller. The total consideration for the acquisition consists of 3,333,333 Class A ordinary shares of the Company, with an aggregate value of approximately US$2.00 million based on a per share price of US$0.60 (the “Consideration Shares”).

Contingencies

From time to time, the Group is a party to certain legal proceedings, as well as certain asserted and unasserted claims. Amounts accrued, as well as the total amount of reasonably possible losses with respect to such matters, individually and in the aggregate, are not deemed to be material to the consolidated financial statements

On March 24, 2026, the Group was named as one of roughly 47 issuer defendants in a putative securities class action filed in the Supreme Court of the State of New York, New York County, together with numerous underwriter and individual defendants. Plaintiffs asserted claims under Sections 11 and 12 of the Securities Act of 1933, alleging the Group’s IPO registration statement and prospectus omitted material information regarding risks of post-IPO pump-and-dump manipulation schemes. The Request for Judicial Intervention filed by Plaintiffs was returned for correction by the Court. Plaintiffs have not yet filed a document correcting the filing. Since March 24, 2026, and as of the date of this annual report, there has been no further activity in the matter involving the Group, nor has there been any formal investigation or regulatory inquiry involving the Group or its officers. The Group has not been formally served with summons and complaint, denies all allegations, and plans to vigorously defend the litigation given the claims lack legal merit. Under ASC 450, management determined a material loss is not probable and no reasonable estimate of potential loss can be made, thus no loss contingency accrual has been recognized.

In the opinion of management, there were no other pending or threatened claims and litigation as of March 31, 2026 and through the issuance date of these consolidated financial statements.